Lease Liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Lease Liabilities

Note 18. Lease Liabilities

December 31,	2024	2023

Opening balance	$76	$69
Additions	24	33
Lease interest	4	5
Payments made against lease liabilities (principal and interest)	(24)	(20)
Transfer to liabilities associated with assets held for sale	-	(5)
Disposals	(7)	-
Lease remeasurement adjustment	(1)	(5)
Currency translation effects	(3)	(1)
Closing balance	$69	$76

Current portion of lease liabilities	$22	$19
Non-current portion of lease liabilities	47	57
Lease liabilities	$69	$76

The total cash outflow related to leases were as follows:

Years ended December 31,	2024	2023

Payments made against lease liabilities (principal and interest)	$24	$20
Short-term and low value leases	1	-
Variable lease payments in:
COGS	1	1
SG&A	1	1
Total cash outflow for leases	$27	$22

Future minimum lease payments under non-cancellable leases were as follows:

December 31, 2024

2025	$24
2026	19
2027	15
2028	8
2029	4
Thereafter	9
$79
Less:
Imputed interest	10
Short-term leases	-
Low-value leases	-
Lease liabilities	$69